Consolidated Statements of Profit/Loss and Other Comprehensive Income/Loss (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or loss and other comprehensive income [abstract]
Capitalised cost, cost of materials	€ (689)	€ (1,995)	€ (4,073)
Capitalised costs, personnel costs	(665)	(1,906)	(3,921)
Capitalised costs, depreciation and amortisation	(112)	(287)	(802)
Capitalised costs, other operating costs	€ (101)	€ (427)	€ (579)